Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
Intangible assets, net consisted of the following:

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Customer relationships	83,588	134,500	20,613
Purchased software	140	319	49
Technology	—	2,900	444
Less: Accumulated amortization	(16,910)	(25,729)	(3,943)

Total intangible assets, net	66,818	111,990	17,163